Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 2,361	$ 3,946
Restricted cash	173	0
Accounts receivable, net	5,824	116
Inventories, net	6,580	1,557
Prepaid expenses and other current assets	2,641	269
Total current assets	17,579	5,888
Property and equipment, net	417	71
Right-of-use asset, operating lease	951	0
Intangible assets, net	14,641	0
Goodwill	18,614	0
Other assets	1,330	28
Total Assets	53,532	5,987
Current liabilities
Short term loan, net	16,061	0
Line of credit, net	4,819	4,600
Other liabilities	500	1,914
Accounts payable	4,049	765
Due to related party	0	1,600
Accrued liabilities	4,721	85
Deferred revenue	311	65
Operating lease liability, current portion	345	0
Warrant derivative liability	2,220	0
Total current liabilities	33,026	9,029
Noncurrent Liabilities
Notes payable, net	16,370	0
Operating lease liability	641	0
Total Noncurrent Liabilities	17,011	0
Total Liabilities	50,037	9,029
Stockholders' Deficit
Common stock, $0.001 par value, 88,000,000 and 16,303,928 shares authorized, 47,977,390 & 11,661,485 shares issued and outstanding at December 31, 2019 and 2018, respectively	48	12
Additional paid-in capital	194,150	13,642
Accumulated deficit	(201,269)	(16,698)
Total Stockholders' Deficit	(7,071)	(3,042)
Total Liabilities, Redeemable Preferred Stock and Stockholders' Deficit	53,532	5,987
Series E Preferred Stock [Member]
Redeemable Series E Convertible Preferred Stock
Redeemable Series E preferred stock, $0.001 par value, 2,900,000 & 0 shares authorized, 1,387,378 & 0 shares issued and outstanding at December 31, 2019 and 2018, respectively	10,566	0
Convertible Series A Preferred Stock [Member]
Stockholders' Deficit
Convertible Series A Preferred Stock, $0.001 par value, 0 & 5,529,162 shares authorized, 0 & 2,391,403 shares issued and outstanding at December 31, 2019 and 2018, respectively	$ 0	$ 2